Debt securities in issue (Tables)	6 Months Ended
Jun. 30, 2026
Debt Securities In Issue [Abstract]
Schedule of debt securities in issue

	At 30 June 2026			At 31 December 2025
	At fair value through profit or loss £m	At amortised cost £m	Total £m	At fair value through profit or loss £m	At amortised cost £m	Total £m

Senior unsecured notes issued	4,221	21,294	25,515	4,226	20,356	24,582
Covered bonds	–	12,706	12,706	–	11,264	11,264
Certificates of deposit issued	–	4,475	4,475	–	2,484	2,484
Securitisation notes	17	7,036	7,053	17	6,325	6,342
Commercial paper	–	17,295	17,295	–	11,703	11,703
	4,238	62,806	67,044	4,243	52,132	56,375